             AIM ASIA PACIFIC GROWTH FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                              CLASS A      CLASS B    CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)            5.50%        None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever
is less)                                       None(1,2)    5.00%       1.00%

Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                            2.00%(3)     2.00%(3)    2.00%(3)


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                           CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
Management Fees                              0.95%        0.95%        0.95%
Distribution and/or Service (12b-1)
  Fees(5)                                    0.25         1.00         1.00
Other Expenses                               0.95         0.95         0.95
Total Annual Fund Operating Expenses         2.15         2.90         2.90
Fee Waiver(6)                                0.01         0.01         0.01
Net Annual Fund Operating Expenses(7)        2.14         2.89         2.89
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder
    Information--Redeeming Shares--Redemption Fee" for more information.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.15%, 2.90% and 2.90% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated below: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued at any time upon consultation with the Board of Trustees. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 6 above and net of this arrangement were 2.12%, 2.87% and 2.87% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
Class A       $  755   $ 1,185    $ 1,640    $  2,895
Class B          792     1,197      1,727       3,046
Class C          392       897      1,527       3,223
---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
Class A       $  755   $ 1,185    $ 1,640    $  2,895
Class B          292       897      1,527       3,046
Class C          292       897      1,527       3,223
---------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 2.14%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.86%       5.80%       8.83%      11.94%      15.14%      18.43%      21.82%      25.31%      28.89%      32.58%

Balance
After
Expenses     $10,286.00  $10,580.18  $10,882.77  $11,194.02  $11,514.17  $11,843.47  $12,182.20  $12,530.61  $12,888.98  $13,257.61

Annual
Expenses     $   217.06  $   223.27  $   229.65  $   236.22  $   242.98  $   249.93  $   257.07  $   264.43  $   271.99  $   279.77
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.89%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.11%       4.26%       6.46%       8.71%      11.00%      13.35%      15.74%      18.18%      21.56%      25.04%

Balance
After
Expenses     $10,211.00  $10,426.45  $10,646.45  $10,871.09  $11,100.47  $11,334.69  $11,573.85  $11,818.06  $12,156.06  $12,503.72

Annual
Expenses     $   292.05  $   298.21  $   304.50  $   310.93  $   317.49  $   324.19  $   331.03  $   338.01  $   256.52  $   263.86
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.89%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.11%       4.26%       6.46%       8.71%      11.00%      13.35%      15.74%      18.18%      20.67%      23.22%

Balance
After
Expenses     $10,211.00  $10,426.45  $10,646.45  $10,871.09  $11,100.47  $11,334.69  $11,573.85  $11,818.06  $12,067.42  $12,322.04

Annual
Expenses     $   292.05  $   298.21  $   304.50  $   310.93  $   317.49  $   324.19  $   331.03  $   338.01  $   345.15  $   352.43"
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

      AIM EUROPEAN GROWTH FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------
(paid directly from                                                                        INVESTOR
your investment)                     CLASS A       CLASS B      CLASS C      CLASS R        CLASS
------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) imposed on
Purchases (as a
percentage of
offering price)                         5.50%         None         None         None           None

Maximum Deferred
Sales Charge (Load)
(as a percentage
of original purchase
price or redemption)
proceeds whichever,
is less)                               None(1,2)     5.00%        1.00%        None(3)        None

Redemption/Exchange Fee
(as a percentage of
amount redeemed/
exchanged)                             2.00%(4)      2.00%(4)     2.00%(4)     2.00%(4)       2.00%(4)
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                                INVESTOR
from fund assets)                    CLASS A       CLASS B      CLASS C      CLASS R        CLASS
------------------------------------------------------------------------------------------------------
Management Fees                       0.94%         0.94%        0.94%        0.94%          0.94%
Distribution and/or
  Service (12b-1) Fees(6)             0.25          1.00         1.00         0.50           0.22
Other Expenses                        0.58          0.58         0.58         0.58           0.58
Total Annual Fund
  Operating Expenses                  1.77          2.52         2.52         2.02           1.74
Fee Waiver(7)                         0.03          0.03         0.03         0.03           0.03
Net Annual Fund
Operating Expenses(8)                 1.74          2.49         2.49         1.99           1.71
------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C, Class R and Investor Class shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effects contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------
Class A               $  717     $ 1,068    $ 1,442     $  2,506
Class B                  752       1,076      1,526        2,659
Class C                  352         776      1,326        2,843
Class R                  202         624      1,073        2,335
Investor Class           174         539        928        2,038
-----------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------
Class A               $  717     $ 1,068    $ 1,442     $  2,506
Class B                  252         776      1,326        2,659
Class C                  252         776      1,326        2,843
Class R                  202         624      1,073        2,335
Investor Class           174         539        928        2,038
-----------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.74%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.26%       6.63%      10.10%      13.69%      17.40%      21.23%      25.18%      29.26%      33.47%      37.82%

Balance
After
Expenses     $10,326.00  $10,662.63  $11,010.23  $11,369.16  $11,739.80  $12,122.51  $12,517.71  $12,925.79  $13,347.17  $13,782.28

Annual
Expenses     $   176.84  $   182.60  $   188.55  $   194.70  $   201.05  $   207.60  $   214.37  $   221.36  $   228.57  $   236.03
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.49%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.51%       5.08%       7.72%      10.42%      13.20%      16.04%      18.95%      21.94%      25.91%      30.02%

Balance
After
Expenses     $10,251.00  $10,508.30  $10,772.06  $11,042.44  $11,319.60  $11,603.72  $11,894.98  $12,193.54  $12,591.05  $13,001.52

Annual
Expenses     $   252.12  $   258.45  $   264.94  $   271.59  $   278.41  $   285.40  $   292.56  $   299.90  $   215.63  $   222.66
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.49%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.51%       5.08%       7.72%      10.42%      13.20%      16.04%      18.95%      21.94%      25.00%      28.13%

Balance
After
Expenses     $10,251.00  $10,508.30  $10,772.06  $11,042.44  $11,319.60  $11,603.72  $11,894.98  $12,193.54  $12,499.60  $12,813.34

Annual
Expenses     $   252.12  $   258.45  $   264.94  $   271.59  $   278.41  $   285.40  $   292.56  $   299.90  $   307.43  $   315.15
------------------------------------------------------------------------------------------------------------------------------------



CLASS R
ANNUAL
EXPENSE
RATIO 1.99%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.01%       6.11%       9.30%      12.59%      15.98%      19.47%      23.07%      26.78%      30.59%      34.52%

Balance
After
Expenses     $10,301.00  $10,611.06  $10,930.45  $11,259.46  $11,598.37  $11,947.48  $12,307.10  $12,677.54  $13,059.14  $13,452.22

Annual
Expenses     $   201.99  $   208.07  $   214.34  $   220.79  $   227.44  $   234.28  $   241.33  $   248.60  $   256.08  $   263.79
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS
ANNUAL
EXPENSE
RATIO 1.71%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.29%       6.69%      10.20%      13.82%      17.57%      21.44%      25.43%      29.56%      33.82%      38.22%

Balance
After
Expenses     $10,329.00  $10,668.82  $11,019.83  $11,382.38  $11,756.86  $12,143.66  $12,543.19  $12,955.86  $13,382.11  $13,822.38

Annual
Expenses     $   173.81  $   179.53  $   185.44  $   191.54  $   197.84  $   204.35  $   211.07  $   218.02  $   225.19    $232.60"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

           AIM GLOBAL AGGRESSIVE GROWTH FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------
(fees paid directly from
your investment)                             CLASS A       CLASS B          CLASS C
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)          4.75%(1)       None             None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                     None(2,3)      5.00%            1.00%

Redemption/Exchange Fee (as a
percentage of amount
redeemed/exchanged)                          2.00%(4)       2.00%(4)          2.00%(4)
--------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
--------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                            CLASS A        CLASS B         CLASS C
--------------------------------------------------------------------------------------
Management Fees                               0.90%          0.90%           0.90%
Distribution and/or Service (12b-1) Fees(6)   0.25           1.00            1.00
Other Expenses                                0.63           0.63            0.63
Total Annual Fund Operating Expenses          1.78           2.53            2.53
Fee Waiver(7)                                 0.12           0.12            0.12
Net Annual Fund Operating Expenses(8)         1.66           2.41            2.41
--------------------------------------------------------------------------------------

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder
    Information--Redeeming Shares--Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing issues. Net Annual Fund Operating Expenses restated for the items in Note 6 and Note 7 above and net of this arrangement were 1.65%, 2.40% and 2.40% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------
Class A       $  636   $   974    $ 1,334    $  2,417
Class B          744     1,051      1,485       2,630
Class C          344       751      1,285       2,814
-----------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR   3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------
Class A       $  636   $   974    $ 1,334    $  2,417
Class B          244       751      1,285       2,630
Class C          244       751      1,285       2,814
-----------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.66%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.34%       6.79%      10.36%      14.04%      17.85%      21.79%      25.86%      30.06%      34.41%      38.89%

Balance
After
Expenses     $10,334.00  $10,679.16  $11,035.84  $11,404.44  $11,785.34  $12,178.98  $12,585.75  $13,006.12  $13,440.52  $13,889.43

Annual
Expenses     $   168.77  $   174.41  $   180.23  $   186.25  $   192.48  $   198.90  $   205.55  $   212.41  $   219.51  $   226.84
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.41%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.59%       5.25%       7.97%      10.77%      13.64%      16.58%      19.60%      22.70%      26.80%      31.03%

Balance
After
Expenses     $10,259.00  $10,524.71  $10,797.30  $11,076.95  $11,363.84  $11,658.16  $11,960.11  $12,269.88  $12,679.69  $13,103.19

Annual
Expenses     $   244.12  $   250.44  $   256.93  $   263.58  $   270.41  $   277.42  $   284.60  $   291.97  $   207.08  $   214.00
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.41%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.59%       5.25%       7.97%      10.77%      13.64%      16.58%      19.60%      22.70%      25.88%      29.14%

Balance
After
Expenses     $10,259.00  $10,524.71  $10,797.30  $11,076.95  $11,363.84  $11,658.16  $11,960.11  $12,269.88  $12,587.67  $12,913.69

Annual
Expenses     $   244.12  $   250.44  $   256.93  $   263.58  $   270.41  $   277.42  $   284.60  $   291.97  $   299.53    $307.29"
------------------------------------------------------------------------------------------------------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

    "Purchases of Class A shares of AIM Global Aggressive Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

    "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

    "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

    "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM GLOBAL GROWTH FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------

(fees paid directly from                              CLASS A        CLASS B         CLASS C
your investment)

----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on                4.75%(1)        None            None
Purchases (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a            None(2),(3)     5.00%           1.00%
percentage of original purchase price or
redemption proceeds, whichever is less)

Redemption/Exchange Fee (as a percentage of           2.00%(4)        2.00%(4)        2.00%(4)
amount redeemed/exchanged)
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
----------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                     CLASS A           CLASS B        CLASS C

----------------------------------------------------------------------------------------------
Management Fees                                           0.85%           0.85%           0.85%
Distribution and/or Service (12b-1) Fees(6)               0.25            1.00            1.00
Other Expenses                                            0.62            0.62            0.62
Total Annual Fund Operating Expenses                      1.72            2.47            2.47
Fee Waiver(7)                                             0.06            0.06            0.06
Net Annual Fund Operating Expenses(8)                     1.66            2.41            2.41
----------------------------------------------------------------------------------------------

(1) Effective November 1, 2005, the maximum sales charge (load) imposed on purchases (as a percentage of offering price) of Class A shares will be 5.50%.

(2) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(3) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following).

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 6 and Note 7 above and net of this arrangement were 1.65%, 2.40% and 2.40% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR      3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------
Class A   $      636  $      974  $    1,334  $    2,382
Class B          744       1,051       1,485       2,595
Class C          344         751       1,285       2,780
--------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

            1 YEAR       3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------
Class A   $      636  $      974  $    1,334  $    2,382
Class B          244         751       1,285       2,595
Class C          244         751       1,285       2,780
--------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.66%     YEAR 1       YEAR 2       YEAR 3      YEAR 4    YEAR 5       YEAR 6      YEAR 7     YEAR 8       YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.34%       6.79%      10.36%      14.04%      17.85%      21.79%      25.86%      30.06%      34.41%      38.89%

Balance
After
Expenses     $10,334.00  $10,679.16  $11,035.84  $11,404.44  $11,785.34  $12,178.98  $12,585.75  $13,006.12  $13,440.52  $13,889.43

Annual
Expenses     $   168.77  $   174.41  $   180.23  $   186.25  $   192.48  $   198.90  $   205.55  $   212.41  $   219.51  $   226.84
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.41%     YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.59%       5.25%       7.97%      10.77%      13.64%      16.58%      19.60%      22.70%      26.80%      31.03%

Balance
After
Expenses     $10,259.00  $10,524.71  $10,797.30  $11,076.95  $11,363.84  $11,658.16  $11,960.11  $12,269.88  $12,679.69  $13,103.19

Annual
Expenses     $   244.12  $   250.44  $   256.93  $   263.58  $   270.41  $   277.42  $   284.60  $   291.97  $   207.08  $   214.00
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.41%     YEAR 1       YEAR 2       YEAR 3      YEAR 4    YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.59%       5.25%       7.97%      10.77%      13.64%      16.58%      19.60%      22.70%      25.88%      29.14%

Balance
After
Expenses     $10,259.00  $10,524.71  $10,797.30  $11,076.95  $11,363.84  $11,658.16  $11,960.11  $12,269.88  $12,587.67  $12,913.69

Annual
Expenses     $   244.12  $   250.44  $   256.93  $   263.58  $   270.41  $   277.42  $   284.60  $   291.97  $   299.53  $  307.29"
------------------------------------------------------------------------------------------------------------------------------------

Effective November 1, 2005, the following information replaces in its entirety the information appearing under the heading "OTHER INFORMATION - SALES CHARGES" in the prospectus:

     "Purchases of Class A shares of AIM Global Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information - Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

           AIM INTERNATIONAL GROWTH FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                              CLASS A          CLASS B    CLASS C     CLASS R

----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                        5.50%            None       None        None

Maximum Deferred Sales Charge
(Load) as a percentage
of original purchase
price or redemption
proceeds, whichever
is less)                                      None(1),(2)      5.00%      1.00%       None(3)

Redemption/Exchange Fee
(as a percentage of amount
redeemed/ exchanged)                          2.00%(4)         2.00%(4)   2.00%(4)    2.00%(4)
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(5)
----------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                 CLASS A    CLASS B    CLASS C    CLASS R

----------------------------------------------------------------------------------------------
Management Fees                                     0.93%      0.93%      0.93%      0.93%
Distribution and/or Service (12b-1) Fees(6)         0.25       1.00       1.00       0.50
Other Expenses                                      0.51       0.51       0.51       0.51
Total Annual Fund Operating Expenses                1.69       2.44       2.44       1.94
Fee Waiver(7),(8)                                   0.04       0.04       0.04       0.04
Net Annual Fund Operating Expenses(9)               1.65       2.40       2.40       1.90
----------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the redemption plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C and Class R shares held 30 days or less. See "Shareholder Information--Redeeming Shares--Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) The investment advisor has contractually agreed to waive 0.05% of Management Fees on average net assets in excess of $500 million. The expense limitation agreement is in effect through October 31, 2005.

(8) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 6 and Note 8 above and net of this arrangement were 1.64%, 2.39%, 2.39% and 1.89% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------
Class A   $      709  $    1,042  $    1,398  $    2,420
Class B          743       1,048       1,480       2,574
Class C          343         748       1,280       2,759
Class R          193         597       1,026       2,246
--------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

               1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------
Class A   $      709  $    1,042  $    1,398  $    2,420
Class B          243         748       1,280       2,574
Class C          243         748       1,280       2,759
Class R          193         597       1,026       2,246
--------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.65%     YEAR 1       YEAR 2       YEAR 3      YEAR 4     YEAR 5     YEAR 6      YEAR 7       YEAR 8    YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.35%       6.81%      10.39%      14.09%      17.91%      21.86%      25.94%      30.16%      34.52%      39.03%

Balance
After
Expenses     $10,335.00  $10,681.22  $11,039.04  $11,408.85  $11,791.05  $12,186.05  $12,594.28  $13,016.19  $13,452.23  $13,902.88

Annual
Expenses     $   167.76  $   173.38  $   179.19  $   185.20  $   191.40  $   197.81  $   204.44  $   211.29  $   218.36  $   225.68
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.40%     YEAR 1       YEAR 2       YEAR 3     YEAR 4       YEAR 5     YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      26.91%      31.16%

Balance
After
Expenses     $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,690.81  $13,115.95

Annual
Expenses     $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   206.00  $   212.91
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
ANNUAL
EXPENSE
RATIO 2.40%     YEAR 1       YEAR 2       YEAR 3      YEAR 4       YEAR 5   YEAR 6      YEAR 7       YEAR 8     YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      25.99%      29.26%

Balance
After
Expenses     $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,598.71  $12,926.28

Annual
Expenses     $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   298.54  $   306.30
------------------------------------------------------------------------------------------------------------------------------------

CLASS R
ANNUAL
EXPENSE
RATIO 1.90%        YEAR 1     YEAR 2       YEAR 3      YEAR 4    YEAR 5      YEAR 6      YEAR 7     YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

Balance
After
Expenses     $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $  253.96"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

 AIM INTERNATIONAL CORE EQUITY FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C or Class R shares of the Fund.


SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT
-------------------------------------------------------------------------------------------------------------------
                                                      INVESTOR
                                                       CLASS        CLASS A       CLASS B     CLASS C     CLASS R

-------------------------------------------------------------------------------------------------------------------
Maximum Front-End Sales Charge on
  purchases as a percentage of offering
  price                                              None            5.50%        None         None          None

Maximum Contingent Deferred Sales Charge
  (CDSC) as a percentage of the total
  original cost of the shares or
  redemption proceeds, whichever is less             None            None(1)      5.00%(2)     1.00%(2)      None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                            None            None         None         None          None

Redemption/Exchange Fee (as a percentage
  of amount redeemed/exchanged)                      2.00%(3)        2.00%(3)     2.00%(3)     2.00%(3)      2.00%(3)
-------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(4)
-------------------------------------------------------------------------------------------------------------------

                                               INVESTOR
       INTERNATIONAL CORE EQUITY FUND           CLASS        CLASS A    CLASS B      CLASS C       CLASS R

-------------------------------------------------------------------------------------------------------------------
Management Fees                                    0.75%        0.75%        0.75%        0.75%        0.75%
Distribution and/or Service (12b-1) Fees(5)        0.25%        0.25%        1.00%        1.00%        0.50%
Other Expenses(6)                                  0.65%        0.65%        0.65%        0.65%        0.65%
                                             ----------   ----------   ----------   ----------   ----------
Total Annual Fund Operating
   Expenses(7),(8)                                 1.65%        1.65%        2.40%        2.40%        1.90%
                                             ==========   ==========   ==========   ==========   ==========
-------------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1.00% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's account. For qualified plans investing in Class R shares, you may pay a CDSC of 0.75% on your Class R shares if the distributor paid a concession to the dealer of record and if the plan is redeemed within twelve months from initial deposit in the plan's account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

(2) A 5.00% and 1.00% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) A 2.00% fee is charged on redemptions or exchanges of Class A, Class C, Class C, Class R and Investor Class shares held 30 days or less. Please see the section entitled "How to Sell Shares -- Redemption Fees."

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect these changes.

(7) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.00%, 2.75%, 2.75% and 2.25% on Investor Class, Class A, Class B, Class C and Class R shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through October 31, 2005.

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement are 1.63%, 1.63%, 2.38%, 2.38% and 1.88% for Investor Class, Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees long-term shareholders in the Fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

    The Example is intended to help you compare the cost of investing in different classes of the Fund to the cost of investing in other mutual funds.

    The Example assumes that you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Funds' operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

INTERNATIONAL CORE EQUITY FUND     1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------
Investor Class                 $      168  $      520  $      897  $    1,955
Class A                               709       1,042       1,398       2,397
Class B -- With Redemption            743       1,048       1,480       2,550
Class B -- Without Redemption         243         748       1,280       2,550
Class C -- With Redemption            343         748       1,280       2,736
Class C -- Without Redemption         243         748       1,280       2,736
Class R                               193         597       1,026       2,222
-----------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
EXPENSE
RATIO 1.65%      YEAR 1     YEAR 2      YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7     YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.35%       6.81%      10.39%      14.09%      17.91%      21.86%      25.94%      30.16%      34.52%      39.03%

Balance
After
Expenses     $10,335.00  $10,681.22  $11,039.04  $11,408.85  $11,791.05  $12,186.05  $12,594.28  $13,016.19  $13,452.23  $13,902.88

Annual
Expenses     $   167.76  $   173.38  $   179.19  $   185.20  $   191.40  $   197.81  $   204.44  $   211.29  $   218.36  $   225.68
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
ANNUAL
EXPENSE
RATIO 2.40%     YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5     YEAR 6      YEAR 7       YEAR 8     YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      26.91%      31.16%

Balance
After
Expenses     $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,690.81  $13,115.95

Annual
Expenses     $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   206.00  $   212.91
------------------------------------------------------------------------------------------------------------------------------------


CLASS C
ANNUAL
EXPENSE
RATIO 2.40%      YEAR 1      YEAR 2     YEAR 3      YEAR 4       YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.60%       5.27%       8.00%      10.81%      13.69%      16.65%      19.68%      22.79%      25.99%      29.26%

Balance
After
Expenses     $10,260.00  $10,526.76  $10,800.46  $11,081.27  $11,369.38  $11,664.98  $11,968.27  $12,279.45  $12,598.71  $12,926.28

Annual
Expenses     $   243.12  $   249.44  $   255.93  $   262.58  $   269.41  $   276.41  $   283.60  $   290.97  $   298.54  $   306.30
------------------------------------------------------------------------------------------------------------------------------------

CLASS R
ANNUAL
EXPENSE
RATIO 1.90%     YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7       YEAR 8     YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

Balance
After
Expenses     $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $   253.96
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS
ANNUAL
EXPENSE
RATIO 1.65%      YEAR 1       YEAR 2     YEAR 3      YEAR 4       YEAR 5     YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.35%       6.81%      10.39%      14.09%      17.91%      21.86%      25.94%      30.16%      34.52%      39.03%

Balance
After
Expenses     $10,335.00  $10,681.22  $11,039.04  $11,408.85  $11,791.05  $12,186.05  $12,594.28  $13,016.19  $13,452.23  $13,902.88

Annual
Expenses     $   167.76  $   173.38  $   179.19  $   185.20  $   191.40  $   197.81  $   204.44  $   211.29  $   218.36  $  225.68"
------------------------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" in the prospectus:

"The fund is managed by the subadvisor's investment team, which is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund under the direction of the Chief Investment Officer. The five members of the team with the most significant responsibility within the investment team are:

         o Erik B. Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1996.

         o W. Lindsay Davidson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1984.

         o Michele T. Garren, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1997.

         o Kent A. Starke, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1992.

         o Ingrid E. Baker, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the subadvisor and/or its affiliates since 1999.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

           AIM INTERNATIONAL GROWTH FUND - INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

"In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

         AIM INTERNATIONAL CORE EQUITY FUND - INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.


SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                                                                     INSTITUTIONAL CLASS

----------------------------------------------------------------------------------------------------------
Maximum Front-End Sales Charge on purchases as a percentage of offering
price                                                                                       None

Maximum Contingent Deferred Sales Charge (CDSC) as a
percentage of the total original cost of the shares or
redemption proceeds, whichever is less                                                      None

Maximum Sales Charge on reinvested dividends/distributions                                  None

Redemption/Exchange Fee (as a percentage of amount
redeemed/exchanged)                                                                         None(1)
----------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(2)

AIM INTERNATIONAL CORE EQUITY FUND                                                   INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------
Management Fees                                                                             0.75%
Distribution and Service (12b-1) Fees                                                       None
Other Expenses(3)                                                                           0.39%
Total Annual Fund Operating Expenses(4)                                                     1.14%

(1) Effective April 1, 2005, you may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective April 1, 2004, the Board of Trustees approved a revised expense allocating methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect these changes.

(4) The Fund's Advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.75% on Institutional Class shares. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through October 31, 2005. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Total

         Annual Fund Operating Expenses restated for the item in Note 3 above and net of this arrangement are 1.12%.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The Example also assumes that your investment had a 5% return each year, that the Fund's Institutional Class shares' operating expenses remain the same and includes the effects of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

1 YEAR         3 YEARS    5 YEARS    10 YEARS
---------------------------------------------
$   116        $  362     $  628    $   1,386
---------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS -
EXPENSE
RATIO
1.14%           YEAR 1       YEAR 2       YEAR 3      YEAR 4     YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.86%       7.87%      12.03%      16.36%      20.85%      25.51%      30.36%      35.39%      40.62%      46.04%

End of
Year
Balance      $10,386.00  $10,786.90  $11,203.27  $11,635.72  $12,084.86  $12,551.33  $13,035.82  $13,539.00  $14,061.60  $14,604.38

Estimated
Annual
Expenses     $   116.20  $   120.69  $   125.34  $   130.18  $   135.21  $   140.43  $   145.85  $   151.48  $   157.32  $   163.40"
------------------------------------------------------------------------------------------------------------------------------------


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" in the prospectus:

"The fund is managed by the subadvisor's investment team, which is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund under the direction of the Chief Investment Officer. The five members of the team with the most significant responsibility within the investment team are:

         o Erik B. Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1996.

         o W. Lindsay Davidson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1984.

         o Michele T. Garren, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1997.

         o Kent A. Starke, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the subadvisor and/or its affiliates since 1992.

         o Ingrid E. Baker, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the subadvisor and/or its affiliates since 1999.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

     The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

     "In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The information under the headings "Pricing of Shares," "Excessive Short-Term Trading Activity Disclosures," "Redeeming Shares," "Your Account Services," and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the funds' Statement of Additional Information for the Institutional Class for details."

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information dated February 28, 2005, revised April 8, 2005, as supplemented April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Growth Fund.


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund           AIM Developing Markets Fund
AIM Aggressive Growth Fund                   AIM Diversified Dividend Fund
AIM Asia Pacific Growth Fund                 AIM Dynamics Fund
AIM Balanced Fund                            AIM Emerging Growth Fund
AIM Basic Balanced Fund                      AIM Energy Fund
AIM Basic Value Fund                         AIM European Growth Fund
AIM Blue Chip Fund                           AIM European Small Company Fund
AIM Capital Development Fund                 AIM Financial Services Fund
AIM Charter Fund                             AIM Global Aggressive Growth Fund
AIM Conservative Allocation Fund             AIM Global Equity Fund
AIM Constellation Fund                       AIM Global Growth Fund
AIM Core Stock Fund                          AIM Global Health Care Fund
AIM Dent Demographic Trends Fund             AIM Global Real Estate Fund

AIM Global Value Fund                          AIM Multi-Sector Fund
AIM Gold & Precious Metals Fund                AIM Opportunities I Fund
AIM Growth Allocation Fund                     AIM Opportunities II Fund
AIM Health Sciences Fund                       AIM Opportunities III Fund
AIM International Core Equity Fund             AIM Premier Equity Fund
AIM International Growth Fund                  AIM Real Estate Fund
AIM International Small Company Fund           AIM Select Equity Fund
AIM Large Cap Basic Value Fund                 AIM Small Cap Equity Fund
AIM Large Cap Growth Fund                      AIM Small Cap Growth Fund
AIM Leisure Fund                               AIM Small Company Growth Fund
AIM Libra Fund                                 AIM Technology Fund
AIM Mid Cap Basic Value Fund                   AIM Total Return Fund
AIM Mid Cap Core Equity Fund                   AIM Trimark Endeavor Fund
AIM Mid Cap Growth Fund                        AIM Trimark Fund
AIM Mid Cap Stock Fund                         AIM Trimark Small Companies Fund
AIM Moderate Allocation Fund                   AIM Utilities Fund
AIM Moderate Growth Allocation Fund            AIM Weingarten Fund
AIM Moderately Conservative Allocation Fund


                                                                                      Dealer
                                                   Investor's Sales Charge          Concession
                                                   -----------------------          ----------

                                                    As a              As a              As a
                                                 Percentage        Percentage        Percentage
                                                of the Public      of the Net       of the Public
       Amount of Investment in                    Offering           Amount           Offering
          Single Transaction                        Price           Invested            Price
          ------------------                        -----           --------            -----
                Less than $   25,000                5.50%             5.82%            4.75%
   $ 25,000 but less than $   50,000                5.25              5.54             4.50
   $ 50,000 but less than $  100,000                4.75              4.99             4.00
   $100,000 but less than $  250,000                3.75              3.90             3.00
   $250,000 but less than $  500,000                3.00              3.09             2.50
   $500,000 but less than $1,000,000                2.00              2.04             1.60"


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund

                                                                                     Dealer
                                                  Investor's Sales Charge          Concession
                                                  -----------------------          ----------

                                                   As a              As a              As a
                                                Percentage        Percentage        Percentage
                                               of the Public      of the Net       of the Public
      Amount of Investment in                    Offering           Amount           Offering
         Single Transaction                        Price           Invested            Price
         ------------------                        -----           --------            -----
               Less than $   50,000                4.75%             4.99%            4.00%
  $ 50,000 but less than $  100,000                4.00              4.17             3.25
  $100,000 but less than $  250,000                3.75              3.90             3.00
  $250,000 but less than $  500,000                2.50              2.56             2.00
  $500,000 but less than $1,000,000                2.00              2.04             1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                            INSTITUTIONAL CLASSES OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information dated February 28, 2005, as supplemented April 1, 2005 and April 29, 2005


The following information is added after the third paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of AIM International Growth Fund. The Institutional Class shares of the Fund are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."

                       AIM INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                          Supplement dated July 1, 2005
                   to the Statement of Additional Information
               dated February 28, 2005, as revised April 8, 2005,
                       and as supplemented April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Fund at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM International Core Equity Fund.


The following information is added after the second paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "The Institutional Class shares of the Fund is intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:


"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund   AIM International Growth Fund
AIM Aggressive Growth Fund           AIM International Small Company Fund
AIM Asia Pacific Growth Fund         AIM Large Cap Basic Value Fund
AIM Balanced Fund                    AIM Large Cap Growth Fund
AIM Basic Balanced Fund              AIM Leisure Fund
AIM Basic Value Fund                 AIM Libra Fund
AIM Blue Chip Fund                   AIM Mid Cap Basic Value Fund
AIM Capital Development Fund         AIM Mid Cap Core Equity Fund
AIM Charter Fund                     AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund     AIM Mid Cap Stock Fund
AIM Constellation Fund               AIM Moderate Allocation Fund
AIM Core Stock Fund                  AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund     AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund          AIM Multi-Sector Fund
AIM Diversified Dividend Fund        AIM Opportunities I Fund
AIM Dynamics Fund                    AIM Opportunities II Fund
AIM Emerging Growth Fund             AIM Opportunities III Fund
AIM Energy Fund                      AIM Premier Equity Fund
AIM European Growth Fund             AIM Real Estate Fund
AIM European Small Company Fund      AIM Select Equity Fund
AIM Financial Services Fund          AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund    AIM Small Cap Growth Fund
AIM Global Equity Fund               AIM Small Company Growth Fund
AIM Global Growth Fund               AIM Technology Fund
AIM Global Health Care Fund          AIM Total Return Fund
AIM Global Real Estate Fund          AIM Trimark Endeavor Fund
AIM Global Value Fund                AIM Trimark Fund
AIM Gold & Precious Metals Fund      AIM Trimark Small Companies Fund
AIM Growth Allocation Fund           AIM Utilities Fund
AIM Health Sciences Fund             AIM Weingarten Fund
AIM International Core Equity Fund

                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage       Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                     ------------------                        -----           --------            -----

                           Less than $   25,000                5.50%             5.82%            4.75%
              $ 25,000 but less than $   50,000                5.25              5.54             4.50
              $ 50,000 but less than $  100,000                4.75              4.99             4.00
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                3.00              3.09             2.50
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund      AIM Intermediate Government Fund
AIM High Yield Fund                 AIM Municipal Bond Fund
AIM Income Fund                     AIM Total Return Bond Fund


                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage       Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                     ------------------                        -----           --------            -----
                           Less than $   50,000                4.75%             4.99%            4.00%
              $ 50,000 but less than $  100,000                4.00              4.17             3.25
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                2.50              2.56             2.00
              $500,000 but less than $1,000,000                2.00              2.04             1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."